Restatement and Reclassification of Prior Period Financial Statements - Schedule of Condensed Consolidated Statements of Operations (Details) - USD ($)	3 Months Ended	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2024
As Previously reported [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Revenue	$ 81,636	$ 183,631
Cost of goods sold	145,201	155,210
Gross profit	(63,565)	28,421
Operating expenses:
General and administrative expenses	1,039,092	2,462,469
Research and development expenses	157,741	431,054
Sales and marketing	633,570	1,758,156
Acquisition and integration
Depreciation and amortization
Total operating expenses	1,830,403	4,651,679
Loss from operations	(1,893,968)	(4,623,258)
Reclassification [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Revenue
Cost of goods sold
Gross profit
Operating expenses:
General and administrative expenses	(532,305)	(1,398,008)
Research and development expenses
Sales and marketing	(103,154)	(103,154)
Acquisition and integration	635,459	1,501,261
Depreciation and amortization
Total operating expenses
Loss from operations
Restatement [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Revenue
Cost of goods sold	(137,204)	(137,204)
Gross profit	137,204	137,204
Operating expenses:
General and administrative expenses	99	99
Research and development expenses	28,937	28,937
Sales and marketing	108,168	108,168
Acquisition and integration
Depreciation and amortization
Total operating expenses	137,204	137,204
Loss from operations
As adjusted [Member]
Schedule of Condensed Consolidated Statements of Operations [Line Items]
Revenue	81,636	183,631
Cost of goods sold	7,997	18,006
Gross profit	73,639	165,625
Operating expenses:
General and administrative expenses	506,886	1,064,461
Research and development expenses	186,678	459,991
Sales and marketing	638,584	1,763,170
Acquisition and integration	635,459	1,501,261
Depreciation and amortization
Total operating expenses	1,967,607	4,788,883
Loss from operations	$ (1,893,968)	$ (4,623,258)